FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [X]; Amendment Number: 1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Blvd., Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock, Arlington, Virginia June 1, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 028-01190 Frank Russell Invs

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total:  6743360 (x 1000)

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                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102  220230   2616805   SH    SOLE            1703273         913532
American Express      COM         025816109     306      5910   SH    SOLE                              5910
Amgen                 COM         031162100  188269   3237654   SH    SOLE            1958088        1279566
Apollo Group          COM         037604105  431854   5012237   SH    SOLE                           5012237
Applied Materials     COM         038222105    1851     86796   SH    SOLE                             86796
BP PLC                SPON ADR    055622104     291      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100  185533   4427997   SH    SOLE             883573        3544424
Capital One Financial COM	  14040H105  379420   5030107   SH    SOLE            2965177        2064930
Cisco Systems         COM         17275R102  366704  15558097   SH    SOLE            6839079        8719018
Dell Computer         COM         247025109  340679  10133222   SH    SOLE             369994        9763228
EMC, Inc.             COM         268648102     328     24132   SH    SOLE                             24132
Ebay, Inc.            COM         278642103  671813   9697078   SH    SOLE            5632082        4064996
First Data Corp       COM         319963104  239181   5673178   SH    SOLE            3353137        2320041
Genentech             COM         368710406  412657   3899616   SH    SOLE            2065200        1834416
General Electric      COM         369604103     833     27300   SH    SOLE                             27300
Genzyme               COM         372917104  122354   2615527   SH    SOLE            1620861         994666
Harley-Davidson       COM         412822108  410901   7703441   SH    SOLE            4315484        3387957
Intel Corp            COM         458140100    3679    135283   SH    SOLE                            135283
IBM Corp              COM	  459200101     922     10050   SH    SOLE		               10050
Johnson & Johnson     COM         478160104  155718   3070162   SH    SOLE            1701826        1368336
Kohls Corp	      COM         500255104  165070   3415472   SH    SOLE            2084807        1330665
Krispy Kreme          COM         501014104   82196   2393597   SH    SOLE             817123        1576474
L-3 Comms Hldgs       COM         502424104     394      6635   SH    SOLE                              6635
Lowes Companies	      COM         548661107  272620   4856948   SH    SOLE            3031239        1825709
MBNA Corp             COM         55262L950    1006     36433   SH    SOLE                             36433
Medtronic             COM         585055106  261484   5476118   SH    SOLE            1662624        3813494
Microsoft             COM         594918104  196907   7898431   SH    SOLE            3285907        4612524
Moody's Corp          COM         615369105  170937   2414371   SH    SOLE            1431567         982804
Omnicom Group	      COM	  681919106     220      2750   SH    SOLE                              2750
Pfizer                COM         717081103     379     10823   SH    SOLE                             10823
Price Group           COM         74144T108     447      8300   SH    SOLE                              8300
Procter & Gamble      COM         742718109     261      2489   SH    SOLE                              2489
Qualcomm              COM         747525103  293117   4421745   SH    SOLE            2369066        2052679
Red Hat, Inc.	      COM	  756577102  170902   7414416   SH    SOLE                           7414416
Rockwell Automation   COM         773903109     208      6000   SH    SOLE                              6000
Starbucks             COM         855244109  342906   9054825   SH    SOLE            5120066        3934759
Stryker               COM         863667101  136580   1542754   SH    SOLE             812887         729867
Symantec              COM         871503108     421      9100   SH    SOLE                              9100
Teva Pharmaceutical   SPON ADR    881624209     320      5060   SH    SOLE                              5060
Tiffany & Co.         COM         886547108  120373   3153590   SH    SOLE            1917890        1235700
Veritas Software      COM         923436109     971     36070   SH    SOLE                             36070
Wal-Mart              COM         931142103  154004   2580063   SH    SOLE            1626573         953132
Walgreen              COM         931422109  143016   4340407   SH    SOLE            2070275        2270132
Weight Watchers Intl  COM         948626106   94428   2233933   SH    SOLE             709789        1524144
Xilinx                COM         983919101     416     11020   SH    SOLE                             11020
Yahoo!, Inc.	      COM	  984332106     254      5250   SH    SOLE                              5250
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